Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of Related Parties Transactions

The following is a list of related parties which the Group has transactions with:

No.	Name of Related Parties	Relationship
1	Zhejiang Baiqianyin Network Technology Co., Ltd (“Zhejiang Baiqianyin”)	An entity which has a common director of the Board of Directors with the Group

2	Shanghai Shenghan	An entity which the Group holds 16.56% equity interests

3	Shanghai Aoshu Enterprise Management Partnership (Limited Partnership) (“Shanghai Aoshu”)	An entity which is the Group’s employee stock ownership platform, and has a common director of the Board of Directors with the Group

4	Jiaxing Sound Core Intelligent Technology Co., Ltd	An entity which Shanghai Shenghan holds 20% equity interests

5	Hui Yuan	Chairman of the board, one of the major shareholders holding 10.24% (excluded the preferred shares) equity interests of the Company

6	Jiaxing Chiyu Investment Partnership (limited Partnership)	A predecessor shareholder which holds 5.44% equity interests of the Company

7	Haiyin Capital Investment (International) Limited	A predecessor shareholder which holds 5.18% equity interests of the Company

8	Zhizhen Guorui	An entity which the Group holds 26% equity interests

9	Shanghai Machinemind Intelligent Technology Co., Ltd.	An entity which the Group holds 18% equity interests

Schedule of Due from Related Parties

Amounts due from related parties consisted of the following for the periods indicated:

	As of December 31,
	2023	2024
Due from related parties-current
Other receivables
Zhizhen Guorui (a)	$-	$13,587,536
Shanghai Aoshu (b)	19,796	19,255
Allowance for credit losses	(19,796)	(19,255)
Subtotal-due from related parties-current	-	13,587,536

Due from related parties-non current
Other receivables
Zhizhen Guorui	$13,859,350	$-
Subtotal-due from related parties-non current	13,859,350	-
Total	$13,859,350	$13,587,536

(a).	The balance consisted of:

(i)	On March 31, 2023, the Group entered into agreement to provide a loan to Zhizhen Guorui, an equity investment of the Group, with a maximum amount of $14,084,705 (RMB100.0 million) and interest-free. As of December 31, 2024, the actual loan provided by the Group to Zhizhen Guorui amounted to $13,480,745 (RMB98.4 million). The Group anticipates that it will be able to repay the loan within one year.

(ii)	The prepayment of $106,791 to Zhizhen Guorui for the purchase of technology development service.

(b).

Other receivable from Shanghai Aoshu was the payment to an employee on behalf of Shanghai Aoshu. For the years ended December 31, 2022, 2023 and 2024, the Group made full provision of receivables from Shanghai Aoshu based on the management’s estimation of the collectability of the receivable from Shanghai Aoshu;

	As of December 31,
	2023	2024
Due to related parties-current
Accounts payable
Shanghai Shenghan	$83,036	$67,068
Zhizhen Guorui	71,735	-

Interest-free loans (c)
Hui Yuan	-	150,000
Haiyin Capital Investment (International) Limited	$127,635	$-
Jiaxing Chiyu Investment Partnership (limited Partnership)	422,541	-
Subtotal-due to related parties-current	704,947	217,068

Due to related parties-non current
Hui Yuan(d)	$7,905,290	$7,336,833
Subtotal-due to related parties-non current	7,905,290	7,336,833
Total	$8,610,237	$7,553,901

(c)	The balance represents the advance funds from related parties for daily operational purposes. The funds are interest-free, unsecured and repayable on demand.

(d)	Hui Yuan provided several interest-free loans to the Group for its daily operation needs before 2022. In 2023, the Group entered into agreement with Hui Yuan to establish an annual interest rate for the outstanding loans. The interest shall be calculated at an annual rate of 6.8% based on the actual number of days used from January 1, 2023. The maturity of the loans from Hui Yuan will be extended based on mutual consent. As of December 31, 2023 and 2024, the corresponding balance due to Hui Yuan was $7,505,290 and $7,336,833, respectively.
	For the years ended December 31,
Nature	2022	2023	2024
Technology service fee payable
Zhizhen Guorui	$100,315	$661,010	$699,404
Shanghai Shenghan	-	-	7,991

Technology service fee paid
Zhizhen Guorui	$-	$684,412	$878,512
Shanghai Shenghan	-	112,980	21,888

Loans from a related party
Hui Yuan	$-	$400,000	$-

Repayment of loans from a related party
Hui Yuan	$-	$-	$812,747

Interest-free loans from related parties
Zhejiang Baiqianyin	$1,783,326	$290,076	$-
Hui Yuan	532,026	-	150,000

Interest-free loans repayment to related parties
Jiaxing Chiyu Investment Partnership (limited Partnership)	$297,221	$-	$416,916
Hui Yuan	169,416	1,355,760	-
Jiaxing Sound Core Intelligent Technology Co., LTD	59,444	31,776	-
Zhejiang Baiqianyin	1,788,230	141	-

Return of inventories to a related party
Shanghai Shenghan	$239,330	$-	$-

Interest-free loans to a related party
Zhizhen Guorui	$-	$13,896,539	$-

Debt relief
Shanghai Machinemind Intelligent Technology Co., Ltd.	$72,819	$-	$-